Cash, Cash Equivalents, and Marketable Securities	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, and Marketable Securities [Abstract]
Cash, Cash Equivalents, and Marketable Securities

6.      Cash, Cash Equivalents, and Marketable Securities

Cash and cash equivalents as of December 31, 2022 and 2021 consist of the following:

	2022
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$3,519,674	$3,519,674	$3,519,674
Treasury bills and money market funds	Demand	333,649,605	333,649,605	333,649,605
		$337,169,279	$337,169,279	$337,169,279
	2021
	Contracted Maturity	Amortized Cost	Fair Market Value	Balance per Balance Sheet
Cash	Demand	$2,847,375	$2,847,375	$2,847,375
Treasury bills and money market funds	Demand	44,000,000	44,000,000	44,000,000
		$46,847,375	$46,847,375	$46,847,375

Marketable securities consist of term deposits of $1,100,000 as at December 31, 2022 (2021 — $nil). The Group did not have any long-term investments as at December 31, 2022 or 2021 except for the investment in a joint venture.

As of December 31, 2022, the Group entered into a guarantee/ standby letter of credit for $1,257,500 which will be used towards the issuance of credit for running the day-to-day business operations (2021 — $nil).